Consolidated Balance Sheets (Parentheticals) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Cash committed for construction projects, variable interest entities	$ 32.0	$ 143.6
Renewable energy systems property, plant and equipment, variable interest entities	2,311.5	157.5
Current portion of long-term debt and short-term borrowings, variable interest entities	423.1	5.8
Long-term debt, variable interest entities	1,169.0	234.6
Allowance for doubtful accounts	2.8	0.8
Accumulated depreciation, renewable energy systems	333.9	119.7
Accumulated depreciation, other property, plant and equipment	$ 238.3	$ 189.3
Preferred stock shares authorized	50.0	50.0
Preferred stock shares outstanding	0.0	0.0
Common stock shares authorized	700.0	300.0
Common stock shares issued	272.5	266.9
Common stock shares held in treasury	0.4	0.0
Preferred stock par value	$ 0.01	$ 0.01
Common stock par value	$ 0.01	$ 0.01